CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, Shares at Dec. 31, 2019		40,000,000	68,984,086
Balance, Amount at Dec. 31, 2019	$ 643,831	$ 4,000	$ 6,898	$ 2,215,020	$ (1,582,087)
Net Loss	(76,876)	$ 0	$ 0	0	(76,876)
Balance, Shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, Amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net Loss	(1,625,124)	0	$ 0	0	(1,625,124)
Stock Issued For Professional Services, Shares			865,000
Stock Issued For Professional Services, Amount	715,012	0	$ 87	714,925	0
Stock Issued For Cash, Shares			555,000
Stock Issued For Cash, Amount	415,000	$ 0	$ 55	414,945	0
Balance, Shares at Dec. 31, 2021		40,000,000	70,404,086
Balance, Amount at Dec. 31, 2021	$ 71,843	$ 4,000	$ 7,040	$ 3,344,890	$ (3,284,087)